Commitments and Contingencies (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Commodity contracts
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	$ 42,659	$ 8,490	$ (7,106)
Prepaid expenses and other current assets
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	44,400	43,500
Prepaid expenses and other current assets | Commodity contracts
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	81,682	50,704	5,551
Accrued expenses and other payables
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	36,300	34,600
Accrued expenses and other payables | Commodity contracts
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	(39,023)	(42,214)	(12,701)
Natural gas liquids
Sales and purchase contracts for natural gas liquids and crude oil
Fixed-price purchase commitments (in gallons)	88,574,000	31,111,000
Index-price purchase commitments (in gallons)	528,459,000
Fixed-price sale commitments (in gallons/barrels)	278,391,000	63,944,000
Index-price sale commitments (in gallons/barrels)	370,639,000
Fixed-price purchase commitments	102,000	39,117
Index-price purchase commitments	601,719
Fixed-price sale commitments	351,137	77,682
Index-price sale commitments	512,900
Crude oil
Sales and purchase contracts for natural gas liquids and crude oil
Fixed-price sale commitments (in gallons/barrels)	32,000
Index-price sale commitments (in gallons/barrels)	3,920,000
Index-price purchase commitments (in barrels)	4,437,000
Fixed-price purchase commitments		364,557
Index-price purchase commitments	383,153
Fixed-price sale commitments	2,867	324,765
Index-price sale commitments	$ 337,528